Note 10 - Stock Options and Warrants (Detail) - Outstanding Vested Warrant Activity (Common Stock Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Warrants [Member]
Number Outstanding (in Shares)	6,821,751	4,381,751	770,500
Weighted Average Exercise Price	$ 0.242	$ 0.265	$ 0.150
Weighted Average Remaining Contractual Life	1 year 350 days	1 year 270 days	1 year 87 days
Number Outstanding (in Shares)	2,440,000	3,611,251
Weighted Average Exercise Price	$ 0.200	$ 0.290
Weighted Average Remaining Contractual Life	2 years 299 days	1 year 357 days
Warrants re-priced	$ (0.087)